Operating Revenue (Tables)	Nov. 18, 2019
Regulated and Unregulated Operating Revenue [Abstract]
Schedule of Operating Revenue
The Companies’ operating revenue consists of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

(millions)

Dominion Energy

Regulated electric sales:

Residential	$1,440	$1,036	$3,180	$2,641

Commercial	962	737	2,347	1,897

Industrial	227	143	474	371

Government and other retail	244	224	658	647

Wholesale	45	30	134	95

Nonregulated electric sales	197	322	688	1,022

Regulated gas sales:

Residential	121	73	900	553

Commercial	52	15	316	152

Other	23	3	86	14

Nonregulated gas sales	51	42	369	139

Regulated gas transportation and storage:

FERC-regulated	248	266	772	800

State-regulated	168	138	547	472

Nonregulated gas transportation and storage	153	162	501	286

Other regulated revenues (1)	54	38	180	132

Other nonregulated revenues (1)(2)	96	133	305	410

Total operating revenue from contracts with customers	4,081	3,362	11,457	9,631

Other revenues (3)	188	89	640	374

Total operating revenue	$4,269	$3,451	$12,097	$10,005

Virginia Power

Regulated electric sales:

Residential	$1,085	$1,036	$2,816	$2,641

Commercial	732	737	2,049	1,897

Industrial	121	143	351	371

Government and other retail	224	224	625	647

Wholesale	31	30	97	95

Other regulated revenues (1)	36	30	124	95

Other nonregulated revenues (2)	21	10	54	41

Total operating revenue from contracts with customers	2,250	2,210	6,116	5,787

Other revenues (2)(3)	14	22	51	22

Total operating revenue	$2,264	$2,232	$6,167	$5,809

Dominion Energy Gas

Regulated gas sales - wholesale	$—	$—	$2	$6

Nonregulated gas sales (2)	1	2	4	5

Regulated gas transportation and storage	306	300	952	917

Nonregulated gas transportation and storage	153	162	501	286

Management service revenue (2)	37	63	126	195

Other regulated revenues (1)	3	4	8	17

Other nonregulated revenues (1)(2)	1	1	2	2

Total operating revenue from contracts with customers	501	532	1,595	1,428

Other revenues	1	1	3	3

Total operating revenue	$502	$533	$1,598	$1,431

(1)
Amounts above include $36 million and $1 million for the three months ended September 30, 2019, $108 million and $3 million for the three months ended September 30, 2018, $129 million and $4 million for the nine months ended September 30, 2019 and $170 million and $8 million for the nine months ended September 30, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas, respectively, which are considered to be goods transferred at a point in time. In addition, the amounts include $12 million and $19 million of sales of renewable energy credits at Dominion Energy for the three and nine months ended September 30, 2019, respectively, $11 million and $14 million at Virginia Power for the three and nine months ended September 30, 2019, respectively, and $10 million and $11 million at both Dominion Energy and Virginia Power for the three and nine months ended September 30, 2018, respectively, which are considered to be goods transferred at a point in time.

(2)	See Notes 10 and 20 for amounts attributable to related parties and affiliates.
(3)
Amounts above include alternative revenue of $9 million and $44 million at Dominion Energy and $9 million and $35 million at Virginia Power for the three and nine months ended September 30, 2019, respectively.

Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized
The table below discloses the aggregate amount of the transaction price allocated to fixed-price performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period and when the Companies expect to recognize this revenue. These revenues relate to contracts containing fixed prices where the Companies will earn the associated revenue over time as they stand ready to perform services provided. This disclosure does not include revenue related to performance obligations that are part of a contract with original durations of one year or less. In addition, this disclosure does not include expected consideration related to performance obligations for which the Companies elect to recognize revenue in the amount they have a right to invoice.

Revenue expected to be recognized on multi-year contracts in place at September 30, 2019	2019	2020	2021	2022	2023	Thereafter	Total
(millions)
Dominion Energy	$431	$1,545	$1,446	$1,344	$1,199	$13,502	$19,467
Virginia Power	5	3	1	—	—	—	9
Dominion Energy Gas	455	1,658	1,559	1,436	1,268	13,810	20,186